Leases - Summary of Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	$ 332,908
Less: imputed interest	(184,810)
Less: tenant improvement allowance	(8,370)
Present value of lease liabilities	139,728
Less: current lease liabilities	(20,792)	$ (18,040)
Present value of long-term lease liabilities	118,936	74,468
Operating Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	271,809
Less: imputed interest	(154,871)
Less: tenant improvement allowance	(7,671)
Present value of lease liabilities	109,267
Less: current lease liabilities	(16,348)	(14,013)
Present value of long-term lease liabilities	92,919	$ 47,528
Finance Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	61,099
Less: imputed interest	(29,939)
Less: tenant improvement allowance	(699)
Present value of lease liabilities	30,461
Less: current lease liabilities	(4,444)
Present value of long-term lease liabilities	26,017
2022
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	24,242
2022 | Operating Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	18,971
2022 | Finance Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	5,271
2023
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	24,260
2023 | Operating Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	18,832
2023 | Finance Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	5,428
2024
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	24,593
2024 | Operating Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	18,989
2024 | Finance Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	5,604
2025
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	26,102
2025 | Operating Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	20,348
2025 | Finance Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	5,754
2026
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	26,423
2026 | Operating Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	20,528
2026 | Finance Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	5,895
Thereafter
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	207,288
Thereafter | Operating Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	174,141
Thereafter | Finance Lease [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	$ 33,147